15. Leases (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$)
Disclosure of financial assets [line items]
Interest paid	R$ 567,261	R$ 592,323
Average incremental rate	9.06%	10.55%
Deferred revenue	R$ 1,021,924	R$ 1,109,112
Rental expense	28,523	82,110
Two Sales Agreements [member] | TIM Celular S.A. ("TIM Celular") [member]
Disclosure of financial assets [line items]
Owned amount of telecommunications towers	R$ 3,000,000
Maximum number of towers owned | Number	6,481
LT Amazonas [member]
Disclosure of financial assets [line items]
Finance lease receivables interest rate	12.56%
LT Amazonas [Member]
Disclosure of financial assets [line items]
Finance lease liabilities interest rate	14.44%
Nominal amount	R$ 599,054
Sale of Towers (Leaseback) [member]
Disclosure of financial assets [line items]
Nominal amount	2,943,346
Sales	R$ 2,651,247
Deferred revenue		R$ 1,088,390
Sale of Towers (Leaseback) [member] | Bottom Of Range [member]
Disclosure of financial assets [line items]
Finance lease liabilities interest rate	11.01%
Sale of Towers (Leaseback) [member] | Top Of Range [member]
Disclosure of financial assets [line items]
Finance lease liabilities interest rate	17.08%